Redeemable Convertible Preferred Stock - 10K	5 Months Ended
Oct. 15, 2023
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock	Redeemable Convertible Preferred Stock
As of October 15, 2023, the Company had nine classes of preferred stock: Series A, B, C, D, E, F, G, H and I (collectively, the “Preferred Stock”). The common stock and Preferred Stock vote on all matters as one class, with each share of common stock and each share of the Preferred Stock being entitled to one vote, and all have a par value of $0.01. There are a total of 25,000,000 shares authorized for all issuances of the Preferred Stock, including 3,132,989 unallocated shares that may be issued as any Series at the Company’s discretion. Each share of each series of Preferred Stock may be converted at any time into shares of common stock at a ratio of one to one.
The Company issued five Convertible Notes to individuals in the aggregate of $775 and three Convertible Notes to individuals in the aggregate of $375, during fiscal years 2022 and 2021, respectively. During the twenty-four weeks ended October 9, 2022, seven of the Convertible Notes in the amount of $1,050 were converted into Series G convertible preferred stock and one of the notes in the amount of $100 was repaid.
As of October 15, 2023, Preferred Stock consisted of the following:

	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Value
Series A	2,301,202	2,301,200	$1,151	$2,915
Series B	471,164	464,914	930	2,303
Series C	240,000	120,000	300	707
Series D	3,229,645	2,670,373	10,340	20,404
Series E	5,000,000	367,833	2,207	3,809
Series F	4,125,000	3,411,292	27,290	41,724
Series G	500,000	355,000	3,550	5,109
Series H	3,000,000	513,333	7,700	10,692
Series I	3,000,000	850,648	21,794	27,000
Total	21,867,011	11,054,593	$75,262	$114,663
Series A through H Preferred Stock
Each series of Preferred Stock is entitled to an 8% cumulative annual dividend upon liquidation given the Preferred Stock has not been converted to common stock. The Company may not declare or pay any dividend, nor make any other distribution (other than a dividend or distribution payable solely in shares of common stock) on or with respect to its common stock or on any class of securities with dividend rights on parity with the Preferred Stock of the Company, unless and until cumulative dividends have been paid, or declared and set aside for payment. As of October 15, 2023 and April 30, 2023, no dividends were declared or paid. The cumulative undeclared dividends are $23,013 and $20,653 in aggregate as of October 15, 2023 and April 30, 2023, respectively.
In addition to matters that the holders of Preferred Stock are entitled by law to vote on separately as a class, without the approval by vote or written consent of not less than 66 2/3 percent of the outstanding shares of each series, voting as a separate class, the Company may not (a) alter or change any of the express powers, rights, preferences, privileges, qualifications, limitations, or restrictions of the Preferred Stock; (b) increase the authorized number of shares of Preferred Stock; and (c) repurchase, redeem, or otherwise reacquire shares of the common stock of the Company.
Any consolidation of the Company with, or merger of the Company into, another corporation (other than a merger with a subsidiary of the Company in which the Company is the continuing corporation and that does not result in any reclassification or change other than a change in par value, or as a result of a subdivision or combination) and any sales or conveyance to another corporation of the property of the Company in its entirety or substantially in its entirety are deemed to be a liquidation, dissolution, or winding up of the Company. As a result of such occurrence, the redeemable convertible preferred stock is recorded outside of permanent equity as these securities would become redeemable at the option of its holders. The Company has not adjusted the carrying values of the redeemable convertible preferred stock to the redemption amount of such shares in the current year because they are not currently redeemable or probable of being redeemable until such deemed liquidation events occur.
Each share of each series of Preferred Stock will automatically be converted into common stock in the event of the closing of a firm commitment underwriting public offering with a price per share that meets or exceeds the specified amount per the Preferred Stock agreement ranging from $0.50 to $15.00.
Series I Preferred Stock
Concurrently with the execution of the BCA in June 2023, affiliates of the Sponsor of Banyan Acquisition Corporation entered into a securities purchase agreement with the Company to provide $18,000 of bridge financing in the form of Series I Convertible Preferred Stock. The shares of Series I Convertible Preferred Stock will convert into the Company’s common stock in connection with the consummation of the Business Combination. On June 30, 2023 and August 1, 2023, affiliates of the Sponsor of Banyan Acquisition Company provided an additional $1,886 and $1,380, respectively, of bridge financing in the form of Series I Convertible Preferred Stock.
Series I Preferred Stock has redemption options available to holders after a certain passage of time. Redeemable shares are classified as mezzanine equity as they are redeemable based on an event that is not solely in the control of the Company. At any time, following June 22, 2030 (seven years after the earliest original issuance date of a Series I preferred stock), the holders of a majority of the then outstanding shares of our Series I Preferred Stock may deliver a liquidation demand notice to the Company requesting that the Company effect a Series I liquidation event. Within one year after its receipt of such notice, the Company shall, at its discretion, elect one of the following actions: (i) redeem the shares at their fair market value, (ii) effect the sale of all of the equity securities of the Company for cash, or (iii) effect a qualified public offering.
The Series I Preferred Stock was initially measured at fair value, which is the transaction price (i.e., proceeds received). At each reporting period end, the Company will adjust the initial Series I carrying amount to its redemption fair value. Changes in the carrying value are recognized in additional paid-in-capital. During the second quarter of fiscal year 2024, there was no change to the redemption value other than the cumulative unpaid dividends of $528.
Series I Holders are entitled to cast the same number of votes equal to the number of common stock shares the Series I are convertible into on all matters except the election of members to the Board of Directors (only holders of common stock are entitled to elect members to the Board of Directors).
From and after the date of the issuance of any shares of Series I, dividends at the rate per annum of $2.00 per share shall accrue on such shares of Series I, subject to appropriate adjustment in the event of any stock dividend, stock split, combination, or other similar recapitalization affecting such shares. The Series I dividends shall accrue from day to day based on a 360-day year, whether or not declared, and shall be cumulative; provided, however, that, except as set forth in the Certificate of Designations, the Company shall be under no obligation to pay such Series I Accrued Dividends. As of October 15, 2023, the cumulative accrued Series I Preferred Stock dividend is $528. Upon conversion of a share of Series I Preferred Stock into common stock, accrued dividends with respect to such shares will cease to be accrued or payable. If the shares of Series I Preferred Stock are deemed to have converted to common stock in connection with a liquidation event, the cumulative unpaid accrued dividends will be paid in cash. Upon a De-SPAC transaction with Banyan Acquisition Corporation, the dividends shall not be payable and will be converted into common stock.
Liquidation Event
In the event of any voluntary or involuntary liquidation, dissolution, or winding up of the Company, before any distribution or payment may be made to or set apart for the holders of common stock, the holders of Series A, B, C, D, E, F, G, H and I Preferred Stock are entitled to receive from the assets of the Company the amount of $0.50, $2.00, $2.50, $3.87, $6.00, $8.00, $10.00, $15.00 and $25.00 per share, respectively, plus an amount equal to all dividends declared but unpaid to the date of such liquidation, dissolution, or winding up of the Company (the “Liquidation Value”). If the assets of the Company are legally available for distribution to holders, and the Company’s capital stock are insufficient to provide the payment in full, then the assets of the Company available are to be distributed amongst the holders of Series I first, Series H second, Series G third, to Series D, E, and F fourth, and then to Series A, B, and C stock on a pro rata basis.
Redeemable Convertible Preferred Stock
As of April 30, 2023, the Company had eight classes of preferred stock: Series A, B, C, D, E, F, G, and H (collectively, the “Preferred Stock”). The common stock and Preferred Stock vote on all matters as one class, with each share of common stock and each share of the Preferred Stock being entitled to one vote, and all have a par value of $0.01. There are a total of 21,242,011 shares authorized for all issuances of the Preferred Stock, including 2,375,000 unallocated shares that may be issued as any Series at the Company’s discretion. Each share of each series of Preferred Stock may be converted at any time into shares of common stock at a ratio of one to one.
As of April 30, 2023, Preferred Stock consisted of the following:

	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Value
Series A	2,301,202	2,301,200	1,151	2,873
Series B	471,164	464,914	930	2,268
Series C	240,000	120,000	300	696
Series D	3,229,645	2,670,373	10,340	20,043
Series E	5,000,000	367,833	2,207	3,727
Series F	4,125,000	3,411,292	27,290	40,720
Series G	500,000	355,000	3,550	4,979
Series H	3,000,000	513,333	7,700	10,409
Total	18,867,011	10,203,945	53,468	85,715
Each series of Preferred Stock is entitled to an 8% cumulative annual dividend upon liquidation given the Preferred Stock has not been converted to Common Stock. The Company may not declare or pay any dividend, nor make any other distribution (other than a dividend or distribution payable solely in shares of common stock) on or with respect to its common stock or on any class of securities with dividend rights on parity with the Preferred Stock of the Company, unless and until cumulative dividends have been paid, or declared and set aside for payment. As of April 30, 2023, April 24, 2022, and April 25, 2021, no dividends were declared or paid. The cumulative undeclared dividends are $20,653, $16,691 and $13,084 in aggregate as of April 30, 2023, April 24, 2022, and April 25, 2021, respectively.
In addition to matters that the holders of Preferred Stock are entitled by law to vote on separately as a class, without the approval by vote or written consent of not less than 66 2/3 percent of the outstanding shares of each series, voting as a separate class, the Company may not (a) alter or change any of the express powers, rights, preferences, privileges, qualifications, limitations, or restrictions of the Preferred Stock; (b) increase the authorized number of shares of Preferred Stock; and (c) repurchase, redeem, or otherwise reacquire shares of the common stock of the Company.
In the event of any voluntary or involuntary liquidation, dissolution, or winding up of the Company, before any distribution or payment may be made to or set apart for the holders of common stock, the holders of Preferred Stock are entitled to receive from the assets of the Company the amount of $0.50, $2.00, $2.50, $3.87, $6.00, $8.00, $10.00, and $15.00 per share, respectively, plus an amount equal to all dividends accrued but unpaid to the date of such liquidation, dissolution, or winding up of the Company (the “Liquidation Value”). If the assets of the Company are legally available for distribution to holders, and the Company’s capital stock are insufficient to provide the payment in full, then the assets of the Company available are to be distributed amongst the holders of Series H first, Series G second, to Series D, E, and F third, and then to Series A, B, and C stock on a pro rata basis.
Any consolidation of the Company with, or merger of the Company into, another corporation (other than a merger with a subsidiary of the Company in which the Company is the continuing corporation and that does not result in any reclassification or change other than a change in par value, or as a result of a subdivision or combination) and any sales or conveyance to another corporation of the property of the Company in its entirety or substantially in its entirety are deemed to be a liquidation, dissolution, or winding up of the Company. As a result of such occurrence, the redeemable convertible preferred stock is recorded outside of permanent equity as these securities would become redeemable at the options of its holders. The Company has not adjusted the carrying values of the redeemable convertible preferred stock to the redemption amount of such shares in the current year because they are not currently redeemable or probable of being redeemable until such deemed liquidation events occur.
Each share of each series of Preferred Stock will automatically be converted into common stock in the event of the closing of a firm commitment underwriting public offering with a price per share that meets or exceeds the specified amount per the Preferred Stock agreement ranging from $0.50 to $15.00.